Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Sales Attributed to Geographic Areas

NET SALES	2012	2011	2010
Europe	$2,645	$3,102	$2,759
Americas	2,870	2,559	2,194
China	1,098	982	813
Japan	830	758	791
Rest of Asia	824	831	614

Total	$8,267	$8,232	$7,171

Schedule of Sales By Product

SALES BY PRODUCT	2012	2011	2010
Airbags and associated products1)	$5,392	$5,393	$4,722
Seatbelts and associated products	2,657	2,679	2,364
Active safety products	218	160	85

Total	$8,267	$8,232	$7,171

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.

Schedule of Long-Lived Assets

LONG-LIVED ASSETS	2012	2011
Europe	$731	$641
Americas	1,977	1,946
China	243	198
Japan	130	152
Rest of Asia	200	180

Total	$3,281	$3,117